Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Net Loss Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share	The following table sets forth the computation of basic and diluted net loss per share:
	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2024	2023	2024	2023
Numerator:
Net loss	$(1,771,582)	$(3,157,084)	$(4,083,343)	$(6,494,008)
Denominator:
Weighted average common stock outstanding – Basic and Diluted	80,951,591	67,805,572	80,880,494	67,296,655
Net loss per share of common stock outstanding – Basic and Diluted	$(0.02)	$(0.05)	$(0.05)	$(0.10)
The following table sets forth the computation of basic and diluted net loss per share:
	For the Year Ended December 31,
	2023	2022
Numerator:
Net loss	$(11,747,403)	$(27,363,072)
Denominator:
Weighted average common stock outstanding – Basic and Diluted	72,040,167	53,219,180
Net loss per share of common stock outstanding – Basic and Diluted	$(0.16)	$(0.51)